Loans and Borrowings – Summary of Reconciliation of movement in liabilities to cash flows (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	S/ 3,619,774	S/ 3,761,582
Proceeds from loans and borrowings	821,530	474,540
Payment for borrowings from financial obligations	(784,875)	(437,446)
Interest paid	(204,576)	(229,067)
Penalty paid for financial debt prepayment	(81)	0
Total changes from financing cash flows	(168,002)	(191,973)
Effect of changes in foreign exchange rates	(66,066)	(26,050)
Interest expense	191,015	241,460
Transaction costs related to loans and borrowings	(3,031)	(5,187)
Financial debt prepayment penalty	81
Ending balance	S/ 3,573,771	S/ 3,779,832